Nature of Business and Basis of Presentation	5 Months Ended
Oct. 15, 2023
Accounting Policies [Abstract]
Nature of Business and Basis of Presentation	Nature of Business and Basis of Presentation
Pinstripes, Inc. (“Pinstripes”, the "Company", “we”, “us, or “our”) was formed for the purpose of operating and expanding a unique entertainment and dining concept. The Company has 14 locations in nine states and generates revenue primarily from the sale of food, beverages, bowling, bocce, and hosting private events. The Company operates its business as one operating and one reportable segment.
Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Pinstripes at Prairiefire, Inc., Pinstripes Illinois, LLC, and Pinstripes, Hillsdale, LLC. All intercompany accounts and transactions have been eliminated in consolidation.
Fiscal Years
The Company’s fiscal year consists of 52/53-weeks ending on the last Sunday in April. The fiscal year ended April 30, 2023 contained 53 weeks. In a 52-week fiscal year, the first, second, and third fiscal quarters each contain twelve weeks and the fourth fiscal quarter contains sixteen weeks. In a 53-week fiscal year, the first, second, and third fiscal quarters each contain twelve weeks and the fourth fiscal quarter contains seventeen weeks.
Interim Financial Statements
The Company’s financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States for interim financial information as prescribed by the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all the information and notes required by GAAP for complete financial statements. In the opinion of management, these financial statements contain all adjustments, consisting of normal recurring accruals, necessary to present fairly the financial position, results of operations and cash flows for the periods indicated.
Certain information and footnote disclosures normally included in annual financial statements presented in accordance with US GAAP have been omitted pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”). Due to the seasonality of our business, results for any interim financial period are not necessarily indicative of the results that may be achieved for a full fiscal year. In addition, quarterly results of operations may be impacted by the timing and amount of sales and costs associated with opening new locations.
These interim unaudited condensed consolidated financial statements do not represent complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended April 30, 2023 included in our Annual Report.
Use of Estimates
The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Cash and cash equivalents
We consider transaction settlements in process from credit card companies and all highly-liquid investments with original maturities of three months or less to be cash equivalents. Amounts due from credit card transactions with settlement terms of less than five days are included in cash and cash equivalents. Credit and debit card receivables included within cash were $1,417 and $1,381 as of October 15, 2023 and April 30, 2023, respectively.
Revenue
Food and beverage revenues and recreation revenues are recognized when payment is tendered at the point of sale as the performance obligation has been satisfied. Food and beverage revenues include the sale of food and beverage products. Recreation revenues include bowling and bocce sales. Revenues are recognized net of discounts and taxes. Event deposits received from guests are deferred and recognized as revenue when the event is held. Event deposits received from customers in advance are included in amounts due to customers in the condensed consolidated balance sheets in the amounts of $6,679 as of October 15, 2023 and $5,453 as of April 30, 2023.
The Company sells gift cards, which do not have expiration dates, and does not deduct non-usage fees from outstanding gift card balances. Gift card sales are initially recorded by the Company as a liability and subsequently recognized as revenue upon redemption by the customer. For unredeemed gift cards that the Company expects to be entitled to breakage and for which there is no legal obligation to remit the unredeemed gift card balances to the relevant jurisdictions, the Company recognizes expected breakage as revenue in proportion to the pattern of redemption by the customers. The determination of the gift card breakage is based on the Company’s specific historical redemption patterns. The contract liability related to our gift cards is included in amounts due to customers in the condensed consolidated balance sheets in the amounts of $1,479 as of October 15, 2023 and $1,896 as of April 30, 2023. The components of gift card revenue were as follows:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 15, 2023	October 9, 2022	October 15, 2023	October 9, 2022
Redemptions, net of discounts	$369	$293	$883	$666
Breakage	$103	$70	$245	$462
Gift card revenue, net	$472	$363	$1,128	$1,128
Revenues are reported net of sales tax collected from customers. Sales tax collected is included in other accrued liabilities on the condensed consolidated balance sheets until the taxes are remitted to the appropriate taxing authorities.
Pre-opening costs
Pre-opening costs, which are expensed as incurred, consist of expenses prior to opening a new store location and are made up primarily of manager salaries, relocation costs, recruiting expenses, payroll and training costs, marketing, and travel costs. These costs also include occupancy costs recorded during the period between the date of possession and the date we begin operations at a location. Pre-opening costs were $3,026 and $5,304 for the twelve and twenty-four weeks ended October 15, 2023, respectively, compared to $459 and $985 for the twelve and twenty-four weeks ended October 9, 2022, respectively, due to preparations for new locations under construction.
Business combination
On June 22, 2023, the Company executed a Business Combination Agreement (BCA) with Banyan Acquisition Corporation. Pursuant to the agreement, it is anticipated that the Company will merge with Banyan Acquisition Corporation. The Company anticipates the Business Combination will close in the third quarter of fiscal year 2024.
On September 26, 2023, the Company and Banyan Acquisition Corporation entered into the Amended and Restated Business Combination Agreement (“Amended BCA”), which amends and restates the previously announced Business Combination Agreement, dated as of June 22, 2023. Pursuant to the Amended BCA, the Company provided certain holders of common stock of Pinstripes prior to the closing of the Business Combination with an aggregate of 5 million shares of common stock of the post-closing combined company that are subject to vesting conditions.
The Company incurred $4,126 of costs relating to the transaction which are recorded in other long-term assets, in the unaudited condensed consolidated balance sheet as of October 15, 2023. Of the total transaction costs incurred as of October 15, 2023, $1,540 have been paid and reflected as a cash outflow from financing activities.
Recently adopted and issued accounting standards
We reviewed the accounting pronouncements that became effective for the second quarter of fiscal year 2024 and determined that either they were not applicable, or they did not have a material impact on the condensed consolidated financial statements. We also reviewed the recently issued accounting pronouncements to be adopted in future periods and determined that they are not expected to have a material impact on the consolidated financial statements.